AMR Investment Services, Inc.
                      4151 Amon Carter Blvd. MD 2450
                           Fort Worth, TX 76155


                                                 March 1, 2004


VIA EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:  American AAdvantage Funds
     1933 Act File No. 33-11387
     1940 Act File No. 811-4984

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, American AAdvantage Funds ("Registrant") hereby certifies (a) that the form of the Prospectus and Statement of Additional Information used with respect to the Institutional Class, the PlanAhead Class, the AMR Class, the Service Class, the Cash Management Class, and the Platinum Class of the American AAdvantage Funds do not differ from those contained in Post-Effective Amendment No. 48 ("Amendment No. 48") to the Registrant's Registration Statement and (b) that Amendment No. 48 was filed electronically.

     If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 967-3514.

                                          Sincerely,

                                          /s/ Barry Y. Greenberg
                                          ----------------------
                                          Barry Y. Greenberg
                                          Vice President and Secretary
                                          American AAdvantage Funds


cc:   Francine Rosenberger, Esq.
          Kirkpatrick & Lockhart LLP